Share equity incentive plans - Schedule of Activity of Restricted Stock Units (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Number of units
Outstanding at the beginning of the year (in dollars per share)	$ 1.99	$ 1.77
Granted (in dollars per share)	3.71	2.56
Forfeited (in dollars per share)	3.71	3.22
Outstanding at the end of the year (in dollars per share)	$ 2.37	$ 1.99
RSU
Number of units
Outstanding at the beginning of the year (in shares)	132,500	0
Granted (in shares)	880,022	132,500
Exercised (in shares)	(10,354)	0
Forfeited (in shares)	(34,371)	0
Outstanding at the end of the year (in shares)	967,797	132,500
Outstanding at the beginning of the year (in dollars per share)	$ 7.60	$ 0
Granted (in dollars per share)	20.41	7.60
Vested (in dollars per share)	11.15	0
Forfeited (in dollars per share)	14.46	0
Outstanding at the end of the year (in dollars per share)	$ 18.97	$ 7.60